Financial Risk Management - Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 52,799	kr 60,748
Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	45,164	53,050
Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	3,772	4,314
Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	858	699
2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	558	532
Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,447	2,153
Country risk Low [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	30,767	34,701
Country risk Low [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	27,431	32,015
Country risk Low [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,434	2,090
Country risk Low [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	445	165
Country risk Low [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	137	103
Country risk Low [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	320	328
Country risk medium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	16,251	20,214
Country risk medium [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	14,369	17,731
Country risk medium [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	826	1,614
Country risk medium [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	227	150
Country risk medium [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	224	134
Country risk medium [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	605	585
Country risk high [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	5,781	5,833
Country risk high [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	3,364	3,304
Country risk high [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	512	610
Country risk high [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	186	384
Country risk high [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	197	295
Country risk high [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 1,522	kr 1,240